REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS (Tables)	6 Months Ended
Jun. 30, 2013
REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS
Schedule of effect of correction in Consolidated Statements of Earnings and Consolidated Statements of Financial Position

	Three months ended June 30, 2012			Three months ended June 30, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars, except per share amounts)
Transportation and other services revenues	886	(2)	884	1,063	(3)	1,060
Depreciation and amortization	300	10	310	274	10	284
Income from equity investments	34	9	43	54	6	60
Income taxes recovery/(expense)	18	-	18	(144)	1	(143)
Earnings	79	(3)	76	400	(6)	394
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(45)	-	(45)	(96)	1	(95)
Earnings attributable to Enbridge Inc.	34	(3)	31	304	(5)	299
Earnings attributable to Enbridge Inc. common shareholders	11	(3)	8	302	(5)	297
Earnings per common share attributable to Enbridge Inc. common shareholders	0.01	-	0.01	0.40	(0.01)	0.39
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	0.01	-	0.01	0.40	(0.01)	0.39

	Six months ended June 30, 2012			Six months ended June 30, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars, except per share amounts)
Transportation and other services revenues	1,908	(4)	1,904	2,102	(5)	2,097
Depreciation and amortization	590	20	610	551	21	572
Income from equity investments	72	17	89	109	12	121
Income taxes expense	(12)	1	(11)	(247)	3	(244)
Earnings	438	(6)	432	833	(11)	822
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(125)	-	(125)	(163)	1	(162)
Earnings attributable to Enbridge Inc.	313	(6)	307	670	(10)	660
Earnings attributable to Enbridge Inc. common shareholders	275	(6)	269	666	(10)	656
Earnings per common share attributable to Enbridge Inc. common shareholders	0.36	(0.01)	0.35	0.89	(0.02)	0.87
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	0.35	-	0.35	0.88	(0.02)	0.86

	Three months ended September 30, 2012			Three months ended September 30, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars, except per share amounts)
Transportation and other services revenues	910	(2)	908	888	(2)	886
Depreciation and amortization	293	8	301	272	10	282
Income from equity investments	32	8	40	31	6	37
Income taxes recovery/(expense)	(2)	-	(2)	24	1	25
Earnings	328	(2)	326	58	(5)	53
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(108)	-	(108)	(62)	-	(62)
Earnings attributable to Enbridge Inc.	220	(2)	218	(4)	(5)	(9)
Earnings attributable to Enbridge Inc. common shareholders	189	(2)	187	(5)	(5)	(10)
Earnings per common share attributable to Enbridge Inc. common shareholders	0.24	-	0.24	(0.01)	-	(0.01)
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	0.24	-	0.24	(0.01)	-	(0.01)

	Nine months ended September 30, 2012			Nine months ended September 30, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars, except per share amounts)
Transportation and other services revenues	2,818	(6)	2,812	2,990	(7)	2,983
Depreciation and amortization	883	28	911	823	31	854
Income from equity investments	104	25	129	140	18	158
Income taxes expense	(14)	1	(13)	(223)	4	(219)
Earnings	766	(8)	758	891	(16)	875
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(233)	-	(233)	(225)	1	(224)
Earnings attributable to Enbridge Inc.	533	(8)	525	666	(15)	651
Earnings attributable to Enbridge Inc. common shareholders	464	(8)	456	661	(15)	646
Earnings per common share attributable to Enbridge Inc. common shareholders	0.60	(0.01)	0.59	0.88	(0.02)	0.86
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	0.59	-	0.59	0.87	(0.02)	0.85

	Year ended December 31, 2012			Year ended December 31, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars, except per share amounts)
Transportation and other services revenues	4,295	(7)	4,288	4,536	(8)	4,528
Depreciation and amortization	1,206	36	1,242	1,112	42	1,154
Income from equity investments	160	35	195	210	23	233
Income taxes expense	(128)	1	(127)	(526)	6	(520)
Earnings	943	(7)	936	1,242	(21)	1,221
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(228)	(1)	(229)	(409)	2	(407)
Earnings attributable to Enbridge Inc.	715	(8)	707	833	(19)	814
Earnings attributable to Enbridge Inc. common shareholders	610	(8)	602	820	(19)	801
Earnings per common share attributable to Enbridge Inc. common shareholders	0.79	(0.01)	0.78	1.09	(0.02)	1.07
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	0.78	(0.01)	0.77	1.08	(0.03)	1.05

	Year ended December 31, 2010
	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars, except per share amounts)
Transportation and other services revenues	3,843	(4)	3,839
Depreciation and amortization	1,017	22	1,039
Income from equity investments	228	4	232
Income taxes expense	(227)	4	(223)
Earnings	781	(18)	763
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	170	4	174
Earnings attributable to Enbridge Inc.	951	(14)	937
Earnings attributable to Enbridge Inc. common shareholders	944	(14)	930
Earnings per common share attributable to Enbridge Inc. common shareholders	1.27	(0.01)	1.26
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	1.26	(0.02)	1.24

	As at December 31, 2012			As at December 31, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars)
Long-term investments	3,386	(211)	3,175	3,081	(248)	2,833
Deferred amounts and other assets	2,622	(161)	2,461	2,500	(116)	2,384
Deferred income tax liabilities	2,601	(118)	2,483	2,615	(116)	2,499
Retained earnings	3,464	(291)	3,173	3,926	(284)	3,642
Accumulated other comprehensive loss	(1,799)	37	(1,762)	(1,532)	36	(1,496)